Financial structure and financial costs - Foreign exchange risk sensitivity (Details) $ in Millions	Dec. 31, 2019 $ / ₽	Dec. 31, 2019 $ / £	Dec. 31, 2019 $ / €	Dec. 31, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 $ / ₽	Dec. 31, 2018 $ / £	Dec. 31, 2018 $ / €	Dec. 31, 2018 USD ($)	Dec. 31, 2017 $ / ₽	Dec. 31, 2017 $ / £	Dec. 31, 2017 $ / €	Dec. 31, 2017 USD ($)
Sensitivity analysis
Shareholders' equity at historical exchange rate					$ 128,281				$ 126,953				$ 119,450
Currency translation adjustment before net investment hedge					(11,501)				(11,321)				(7,908)
Net investment hedge - open instruments					(2)				8				14
Shareholders' equity at exchange rate as of the end of the period					116,778				115,640				111,556
Foreign exchange risk
Sensitivity analysis
Exchange rates	62.27	0.76	0.89			69.62	0.78	0.87		57.86	0.74	0.83
Impact on shareholders equity and net income
Reasonably possible increase in risk assumption (as a percent)				10.00%
Reasonably possible decrease in risk assumption (as a percent)				10.00%
Euro
Sensitivity analysis
Shareholders' equity at historical exchange rate					37,687				41,518				44,930
Currency translation adjustment before net investment hedge					(4,443)				(3,706)				(1,903)
Net investment hedge - open instruments					(2)				8				14
Shareholders' equity at exchange rate as of the end of the period					33,241				37,820				43,041
Euro | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity					3,324
Impact of an increase in exchange rates on net income (Group share)					110
Impact of a decrease in exchange rates on shareholders' equity					(3,324)
Impact of a decrease in exchange rates on net income (Group share)					(110)
U.S. dollar
Sensitivity analysis
Shareholders' equity at historical exchange rate					66,005				59,125				51,674
Shareholders' equity at exchange rate as of the end of the period					66,005				59,125				51,674
Pound Sterling
Sensitivity analysis
Shareholders' equity at historical exchange rate					5,635				9,077				6,467
Currency translation adjustment before net investment hedge					(1,830)				(1,960)				(1,543)
Shareholders' equity at exchange rate as of the end of the period					3,805				7,117				4,924
Pound Sterling | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity					381
Impact of an increase in exchange rates on net income (Group share)					95
Impact of a decrease in exchange rates on shareholders' equity					(381)
Impact of a decrease in exchange rates on net income (Group share)					(95)
Ruble
Sensitivity analysis
Shareholders' equity at historical exchange rate					9,900				8,248				7,366
Currency translation adjustment before net investment hedge					(3,355)				(3,892)				(3,076)
Shareholders' equity at exchange rate as of the end of the period					6,545				4,356				4,290
Ruble | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity					654
Impact of an increase in exchange rates on net income (Group share)					153
Impact of a decrease in exchange rates on shareholders' equity					(654)
Impact of a decrease in exchange rates on net income (Group share)					(153)
Other currencies
Sensitivity analysis
Shareholders' equity at historical exchange rate					9,054				8,985				9,013
Currency translation adjustment before net investment hedge					(1,873)				(1,763)				(1,386)
Shareholders' equity at exchange rate as of the end of the period					$ 7,182				$ 7,222				$ 7,627